Business Combination - Intangible Assets (Details) $ in Thousands	Jan. 03, 2023 USD ($)
Acquisition Date Fair Value
Total Intangible Assets	$ 541,718
Alvarium, TWMH And TIG [Member]
Acquisition Date Fair Value
Total Intangible Assets	$ 541,718
Estimated Life (Years)	21 years 6 months
Alvarium, TWMH And TIG [Member] | Investment Management Agreements [Member]
Acquisition Date Fair Value
Indefinite-Lived Intangible Assets	$ 247,100
Alvarium, TWMH And TIG [Member] | Trade names
Acquisition Date Fair Value
Definite-Lived Intangible Assets	$ 14,695
Estimated Life (Years)	11 years 6 months
Alvarium, TWMH And TIG [Member] | Customer relationships
Acquisition Date Fair Value
Definite-Lived Intangible Assets	$ 163,851
Estimated Life (Years)	27 years 1 month 6 days
Alvarium, TWMH And TIG [Member] | Investment Management Agreements [Member]
Acquisition Date Fair Value
Definite-Lived Intangible Assets	$ 114,473
Estimated Life (Years)	15 years
Alvarium, TWMH And TIG [Member] | Developed Technology
Acquisition Date Fair Value
Definite-Lived Intangible Assets	$ 1,000
Estimated Life (Years)	5 years
Alvarium, TWMH And TIG [Member] | Backlog
Acquisition Date Fair Value
Definite-Lived Intangible Assets	$ 599
Estimated Life (Years)	6 months